UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30th, 2011
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Herald Investment Management Limited
         ---------------------
Address: 10-11 Chartetrhouse Square
         ---------------------
London, EC1M 6EE, United Kingdom
         ---------------------

Form 13F File Number:
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Miller
         ---------------------
Title:   Chief Finance Officer
         ---------------------
Phone:   0207 553 6308
         ---------------------

Signature, Place, and Date of Signing:

/s/ Andrew Miller             London,UK                   08-02-2011
------------------                  ---------------                   ----------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28- _______________                         ______________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:        81
                                        ----------
Form 13F Information Table Value Total:    $212,195 (x$1000)
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

____     28-________________                _________________________

                           FORM 13F INFORMATION TABLE
                           --------------------------



NAME OF ISSUER                       TITLE OF     CUSIP  VALUE    SHARES/  SH/  PUT/     INVESTMENT    OTHER     VOTING AUTHORITY
--------------                       --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
                                     CLASS              (x$1000   PRN AMT  PRN  CALL     DISCRETION   MANAGERS     SOLE SHARED NONE
                                     --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
51Job Inc Sp  Rep                    ADR       316827104    561      10000 SH                  SOLE                10000
Abovenet Inc                         COM       00374N107   7751     110000 SH                  SOLE               110000
Actuate Corp                         COM       00508B102   8448    1444100 SH                  SOLE              1444100
Acxiom Corp                          COM       005125109    629      48000 SH                  SOLE                48000
Advent Software Inc                  COM       007974108  13522     480000 SH                  SOLE               480000
Akamai Technologies Inc              COM       00971T101    636      20200 SH                  SOLE                20200
Alcatel-Lucent Sponsored             ADR       013904305    505      87600 SH                  SOLE                87600
Alliance Fiber Optic Prods I  New    COM       018680306   1594     188474 SH                  SOLE               188474
Amdocs Ltd Ord                       COM       G02602103    805      26500 SH                  SOLE                26500
Anadigics Inc                        COM       032515108   2761     860000 SH                  SOLE               860000
Apple Inc                            COM       037833100    873       2600 SH                  SOLE                 2600
Atmi Inc                             COM       00207R101  12258     600000 SH                  SOLE               600000
Aviat Networks Inc                   COM       05366Y102   1005     255000 SH                  SOLE               255000
Brocade Munications Sys I  New       COM       111621306    510      79000 SH                  SOLE                79000
Cadence Design System Inc            COM       127387108    528      50000 SH                  SOLE                50000
Cavium Networks Inc                  COM       14965A101   2180      50000 SH                  SOLE                50000
Ceva Inc                             COM       157210105  11547     379082 SH                  SOLE               379082
Checkpoint Sys Inc                   COM       162825103    671      11800 SH                  SOLE                11800
Cisco Sys Inc                        COM       17275R102    531      34000 SH                  SOLE                34000
Corning Inc                          COM       219350105    682      37600 SH                  SOLE                37600
Descartes Sys Group Inc              COM       249906108   3944     550000 SH                  SOLE               550000
Epiq Sys Inc                         COM       26882D109   4266     300000 SH                  SOLE               300000
Extreme Networks Inc                 COM       30226D106   3985    1230000 SH                  SOLE              1230000
F5 Networks Inc                      COM       315616102    496       4500 SH                  SOLE                 4500
Falconstor Software Inc              COM       306137100   1344     300000 SH                  SOLE               300000
Finisar Corp  New                    COM       31787A507   1748      96930 SH                  SOLE                96930
Fundtech Ltd Ord                     COM       M47095100   4431     222000 SH                  SOLE               222000
Google Inc Cl A                      COM       38259P508    820       1620 SH                  SOLE                 1620
Hewlett Packard Co                   COM       428236103    517      14200 SH                  SOLE                14200
Integrated Device Technology         COM       458118106   1886     240000 SH                  SOLE               240000
Intel Corp                           COM       458140100    842      38000 SH                  SOLE                38000
Jabil Circuit Inc                    COM       466313103    404      20000 SH                  SOLE                20000
Keynote Sys Inc                      COM       493308100   5840     270000 SH                  SOLE               270000
Keyw Hldg Corp                       COM       493723100   1239     100000 SH                  SOLE               100000
Lantronix Inc  New                   COM       516548203    422     166666 SH                  SOLE               166666
Marchex Inc Cl B                     COM       56624R108    320      36000 SH                  SOLE                36000
Mellanox Technologies Ltd Shs        COM       M51363113   8239     276400 SH                  SOLE               276400
Mentor Graphics Corp                 COM       587200106   3203     250000 SH                  SOLE               250000
Microchip Technology Inc             COM       595017104   1061      28000 SH                  SOLE                28000
Micros Sys Inc                       COM       594901100   4971     100000 SH                  SOLE               100000
Microsoft Corp                       COM       594918104    546      21000 SH                  SOLE                21000
Mindspeed Technologies Inc  New      COM       602682205   6824     853000 SH                  SOLE               853000
Mips Technologies Inc                COM       604567107   2764     400000 SH                  SOLE               400000
Netscout Sys Inc                     COM       64115T104   6267     300000 SH                  SOLE               300000
Nice Sys Ltd Sponsored               ADR       653656108    654      18000 SH                  SOLE                18000
Oracle Corp                          COM       68389X105    846      25700 SH                  SOLE                25700
Parametric Technology Corp  New      COM       699173209    550      24000 SH                  SOLE                24000
Pegasystems Inc                      COM       705573103   9426     202500 SH                  SOLE               202500
Plx Technology Inc                   COM       693417107   1735     500000 SH                  SOLE               500000
Pmc-Sierra Inc                       COM       69344F106    459      60600 SH                  SOLE                60600
Power Integrations Inc               COM       739276103   1345      35000 SH                  SOLE                35000
Qualm Inc                            COM       747525103    642      11300 SH                  SOLE                11300
Radisys Corp                         COM       750459109    769     105500 SH                  SOLE               105500
Radware Ltd Ord                      COM       M81873107   8452     242600 SH                  SOLE               242600
Research In Motion Ltd               COM       760975102    398      13800 SH                  SOLE                13800
Retalix Ltd Ord                      COM       M8215W109   1618     113700 SH                  SOLE               113700
Rf Monolithics Inc                   COM       74955F106    274     200000 SH                  SOLE               200000
Saic Inc                             COM       78390X101    277      16450 SH                  SOLE                16450
Sap Ag Spon                          ADR       803054204    873      14400 SH                  SOLE                14400
Shoretel Inc                         COM       825211105    415      40700 SH                  SOLE                40700
Silicom Ltd Ord                      COM       M84116108   1000      50000 SH                  SOLE                50000
Silicon Image Inc                    COM       82705T102    452      70000 SH                  SOLE                70000
Silicon Motion Technology Co SponsoreADR       82706C108  10720    1000000 SH                  SOLE              1000000
Sonosite Inc                         COM       83568G104   1407      40000 SH                  SOLE                40000
Spansion Inc  Cl A New               COM       84649R200    409      21200 SH                  SOLE                21200
Sps M Inc                            COM       78463M107    890      50000 SH                  SOLE                50000
Stec Inc                             COM       784774101   1701     100000 SH                  SOLE               100000
Supertex Inc                         COM       868532102   2912     130000 SH                  SOLE               130000
Support  Inc                         COM       86858W101   5026    1047100 SH                  SOLE              1047100
Symantec Corp                        COM       871503108    592      30000 SH                  SOLE                30000
Telvent Git Sa Shs                   COM       E90215109    796      20000 SH                  SOLE                20000
Tessera Technologies Inc             COM       88164L100    514      30000 SH                  SOLE                30000
Thq Inc  New                         COM       872443403    163      45000 SH                  SOLE                45000
Trident Microsystems Inc             COM       895919108    276     400000 SH                  SOLE               400000
Trunkbow Intl Hldgs Ltd              COM       89818A102    119      50000 SH                  SOLE                50000
Vasco Data Sec Intl Inc              COM       92230Y104   2490     200000 SH                  SOLE               200000
Viasat Inc                           COM       92552V100   4327     100000 SH                  SOLE               100000
Volterra Semiconductor Corp          COM       928708106    217       8800 SH                  SOLE                 8800
Web  Group Inc                       COM       94733A104   3080     250000 SH                  SOLE               250000
Websense Inc                         COM       947684106  11557     445000 SH                  SOLE               445000
Xilinx Inc                           COM       983919101    438      12000 SH                  SOLE                12000